UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23406

Salt Funds Trust
(Exact name of registrant as specified in charter)

20 West 22nd Street, Suite 906
New York, New York 10010
(Address of principal executive offices) (Zip code)

Alfred Eskandar
Salt Funds Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(646) 779-1050
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2019

Salt Low truBeta™ US Market ETF
Ticker: LSLT

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Salt Low truBeta™ US Market ETF

Salt Low truBeta™ US Market ETF

PORTFOLIO ALLOCATION
As of June 30, 2019 (Unaudited)

Percentage of
Sector [1]	Net Assets
Consumer Staples	25.3%
Financials	24.8
Utilities	17.1
Health Care	10.1
Communications	6.1
Consumer Discretionary	5.0
Technology	5.0
Industrials	3.0
Materials	2.0
Energy	1.0
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.2
100.0%

[1]
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors (see Note 7).

Salt Low truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares	Security Description [1]	Value
	COMMON STOCKS – 99.4%

	Communications – 6.1%
1,442	AT&T, Inc.	$48,321
1,624	Discovery, Inc. – Class A [2]	49,857
588	Omnicom Group, Inc.	48,187
637	T-Mobile US, Inc. [2]	47,227
798	Verizon Communications, Inc.	45,590
322	Walt Disney Co.	44,964
		284,146
	Consumer Discretionary – 5.0%
392	Darden Restaurants, Inc.	47,718
581	Dunkin’ Brands Group, Inc.	46,283
231	McDonald’s Corp.	47,969
1,015	Service Corp. International	47,482
427	Yum! Brands, Inc.	47,256
		236,708
	Consumer Staples – 25.3%
924	Altria Group, Inc.	43,751
1,155	Archer-Daniels-Midland Co.	47,124
840	Brown-Forman Corp. – Class B	46,561
1,113	Campbell Soup Co.	44,598
602	Church & Dwight Co., Inc.	43,982
301	Clorox Co.	46,086
910	Coca-Cola Co.	46,337
644	Colgate-Palmolive Co.	46,155
1,561	Conagra Brands, Inc.	41,398
182	Costco Wholesale Corp.	48,095
343	Dollar General Corp.	46,360
266	Estee Lauder Companies, Inc. – Class A	48,707
875	General Mills, Inc.	45,955
343	Hershey Co.	45,972
1,141	Hormel Foods Corp.	46,256
826	Kellogg Co.	44,249
1,638	Keurig Dr Pepper, Inc.	47,338
336	Kimberly-Clark Corp.	44,782
1,946	Kroger Co.	42,248
847	Mondelez International, Inc. – Class A	45,653

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description [1]	Value
	COMMON STOCKS – 99.4% (Continued)

	Consumer Staples – 25.3% (Continued)
350	PepsiCo, Inc.	$45,896
609	Philip Morris International, Inc.	47,825
420	Procter & Gamble Co.	46,053
651	Sysco Corp.	46,039
532	Target Corp.	46,077
574	Tyson Foods, Inc. – Class A	46,345
		1,189,842
	Energy – 1.0%
630	Exxon Mobil Corp.	48,277

	Financials – 24.8%
847	Aflac, Inc.	46,424
2,765	AGNC Investment Corp. – REIT	46,507
455	Allstate Corp.	46,269
385	American Express Co.	47,524
1,904	American Homes 4 Rent – Class A – REIT	46,286
2,975	Apple Hospitality REIT, Inc. – REIT	47,184
1,421	Brown & Brown, Inc.	47,604
245	CME Group, Inc.	47,557
1,218	Cousins Properties, Inc. – REIT	44,055
350	Crown Castle International Corp. – REIT	45,623
1,386	CubeSmart – REIT	46,348
392	Digital Realty Trust, Inc. – REIT	46,174
1,477	Duke Realty Corp. – REIT	46,688
392	Fidelity National Information Services, Inc.	48,091
525	Fiserv Inc. [2]	47,859
588	Lamar Advertising Co. – Class A – REIT	47,457
476	Marsh & McLennan Companies, Inc.	47,481
6,496	MFA Financial, Inc. – REIT	46,641
567	Progressive Corp.	45,320
644	Realty Income Corp. – REIT	44,417
2,660	RLJ Lodging Trust – REIT	47,188
2,051	Starwood Property Trust, Inc. – REIT	46,599
700	Vornado Realty Trust – REIT	44,870
574	Welltower, Inc. – REIT	46,798
2,345	Western Union Co.	46,642
		1,163,606

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description [1]	Value
	COMMON STOCKS – 99.4% (Continued)

	Health Care – 10.1%
602	Baxter International, Inc.	$49,304
868	CVS Health Corp.	47,297
420	Eli Lilly & Co.	46,532
336	Johnson & Johnson	46,798
567	Merck & Co. Inc.	47,543
1,099	Pfizer, Inc.	47,608
462	Quest Diagnostics, Inc.	47,036
399	ResMed, Inc.	48,690
189	UnitedHealth Group, Inc.	46,118
420	Zoetis, Inc.	47,666
		474,592
	Industrials – 3.0%
546	Republic Services, Inc.	47,305
455	United Parcel Service, Inc. – Class B	46,988
406	Waste Management, Inc.	46,840
		141,133
	Materials – 2.0%
210	Air Products & Chemicals, Inc.	47,537
238	Ecolab Inc.	46,991
		94,528
	Technology – 5.0%
252	Accenture PLC – Class A	46,562
784	Black Knight, Inc. [2]	47,158
749	Cognizant Technology Solutions Corp. – Class A	47,479
294	Motorola Solutions, Inc.	49,019
546	Paychex, Inc.	44,930
		235,148
	Utilities – 17.1%
931	Alliant Energy Corp.	45,693
518	American Electric Power Co., Inc.	45,589
1,575	CenterPoint Energy, Inc.	45,092
791	CMS Energy Corp.	45,807
532	Consolidated Edison, Inc.	46,646
616	Dominion Energy, Inc.	47,629
539	Duke Energy Corp.	47,561

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description [1]	Value
	COMMON STOCKS – 99.4% (Continued)

	Utilities – 17.1% (Continued)
784	Edison International	$52,849
609	Eversource Energy	46,138
924	Exelon Corp.	44,297
1,071	FirstEnergy Corp.	45,850
2,541	PG&E Corp. [2]	58,240
1,498	PPL Corp.	46,453
763	Public Service Enterprise Group, Inc.	44,880
840	Southern Co.	46,435
560	WEC Energy Group, Inc.	46,687
777	Xcel Energy, Inc.	46,224
		802,070
	TOTAL COMMON STOCKS
	(Cost $4,463,968)	4,670,050

	SHORT-TERM INVESTMENTS – 0.4%
17,651	First American Government Obligations
	Fund, Class X, 2.31% [3]	17,651
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,651)	17,651
	TOTAL INVESTMENTS – 99.8%
	(Cost $4,481,619)	4,687,701
	Other Assets in Excess of Liabilities – 0.2%	9,391
	NET ASSETS – 100.0%	$4,697,092

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

[1]	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
[2]	Non-income producing security.
[3]	Rate shown is the annualized seven-day yield as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS:
Investments in securities, at value (Cost $4,481,619)	$4,687,701
Dividends and interest receivable	9,171
Due from Adviser	220
Total assets	4,697,092

NET ASSETS	$4,697,092

Net assets consist of:
Paid-in capital	$4,450,128
Total distributable earnings	246,964
Net assets	$4,697,092

Net asset value:
Net assets	$4,697,092
Shares outstanding [1]	175,000
Net asset value, offering and redemption price per share	$26.84

[1]	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2019 (Unaudited) 1

INCOME
Dividends	$34,164
Interest	91
Adviser contributions	286
Total investment income	35,541

EXPENSES
Management fees	3,186
Total expenses	3,186
Less: fees waived	(1,657)
Net expenses	1,529
Net investment income (loss)	33,012

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	7,870
Change in unrealized appreciation/depreciation on investments	206,082
Net realized and unrealized gain on investments	213,952
Net increase (decrease) in net assets resulting from operations	$246,964

[1]	The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2019
(Unaudited) [1]
OPERATIONS
Net investment income (loss)	$33,012
Net realized gain (loss) on investments	7,870
Change in unrealized appreciation/
depreciation on investments	206,082
Net increase (decrease) in net assets
resulting from operations	246,964

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,450,128
Net increase (decrease) in net assets derived
from capital share transactions [2]	4,450,128
Net increase (decrease) in net assets	4,697,092

NET ASSETS
Beginning of period	—
End of period	$4,697,092

[2]	A summary of capital share transactions is as follows:

Period Ended
June 30, 2019
(Unaudited) [1]
Shares
Subscriptions	175,000
Net increase (decrease)	175,000

[1]	The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended
June 30, 2019
(Unaudited) [1]
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.24
Net realized and unrealized gain (loss) on investments	1.60
Total from investment operations	26.84

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—
From net realized gains	—
Total distributions	—

DISTRIBUTIONS TO SHAREHOLDERS:
Paid-in capital from redemption fees	0.00 [3]

Net asset value, end of period	$26.84

Total return	7.36%[4]

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$4,697

RATIOS TO AVERAGE NET ASSETS
Expenses before fees waived	0.29%[5]
Expenses after fees waived [7]	0.14%[5]
Net investment income before fees waived	2.83%[5]
Net investment income after fees waived	2.98%[5]
Portfolio turnover rate [6]	10%[4]

[1]	The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to June 30, 2019.
[2]	Calculated based on average shares outstanding during the period.
[3]	Does not round to $0.01 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes the impact of in-kind transactions.
[7]
Effective May 11, 2019 the Adviser agreed to contractually limit expenses for the Fund to not exceed 0.00% of average net assets.  Prior to May 11, 2019, Fund expenses were not subject to an expense limitation.

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Salt Funds Trust (the “Trust”) is a Delaware statutory trust organized on July 27, 2018. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company consisting of a single series, the Salt Low truBeta™ US Market ETF (the “Fund”). The Fund seeks to track the performance, before fees and expenses, of the Salt Low truBeta™ US Market Index (the “Index”). The Fund commenced operations on March 12, 2019.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Salt Low truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Salt Low truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

Assets[1]	Level 1	Level 2	Level 3	Total
Common Stocks	$4,670,050	$—	$—	$4,670,050
Short-Term Investments	17,651	—	—	17,651
Total Investments	$4,687,701	$—	$—	$4,687,701

[1] See Schedule of Investments for breakout of investments by sector classification.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex- dividend date.

E.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as

Salt Low truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

I.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Salt Financial LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund and has overall responsibility for the general management and administration of the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day

Salt Low truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.29% at an annual rate based on the Fund’s average daily net assets.

The Adviser has contractually agreed to waive the Fund’s full unitary management fee of 0.29% of the Fund’s average daily net assets on the first $100 million in net assets until at least May 31, 2020 (the “Fee Waiver”) and to contribute to the Fund’s assets an amount equal to an annual rate of 0.05% of the Fund’s average daily net assets on the first $100 million in net assets (i.e., up to $50,000 per annum) until at least May 31, 2020 (the “Contribution”). For example, if the Fund maintained net assets of $200 million each day during the 12-month period ending May 31, 2020, the expense ratio for such 12-month period would be -0.05% on the first $100 million and 0.29% on the second $100 million for an effective net expense ratio of 0.12% during such 12-month period.

The Fund will accrue the Contribution amount daily, and the Adviser will pay to the Fund the accrued Contribution amount for a given month within fifteen days of the end of such month. The Adviser will not be permitted to recoup or recapture any portion of the Fee Waiver or Contribution at any time. The Fee Waiver and Contribution agreement: may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser or such shorter period as to which the parties may agree; may not be terminated by the Adviser without the consent of the Board of Trustees of the Trust; and will automatically terminate if the Advisory Agreement is terminated, with such termination effective upon the effective date of the Advisory Agreement’s termination.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors

Salt Low truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian), an affiliate of Fund Services, serves as the Fund’s Custodian.

Compass Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2019, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $446,448 and $392,398, respectively.

During the period ended June 30, 2019, there were no purchases or sales of U.S. Government securities.

During the period ended June 30, 2019, in-kind transactions associated with creations were $4,402,049. There were no in-kind transactions associated with redemptions for the period ended June 30, 2019.

NOTE 5 – INCOME TAX INFORMATION

The Fund did not distribute during the period ended June 30, 2019.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of

Salt Low truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Salt Low truBeta™ US Market ETF

EXPENSE EXAMPLE
For the Period Ended June 30, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 12, 2019 – June 30, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	March 12, 2019	June 30, 2019	During the Period [1]
Actual	$1,000.00	$1,073.60	$0.44
Hypothetical (5% annual
return before expenses)	1,000.00	1,024.10	0.70

[1]
Actual expenses are equal to the annualized net expense ratio for the period of 0.14%, multiplied by the average account value during the period, multiplied by the number of days in the period since inception, 111 days, and divided by the number of days in the most recent twelve-month period, 365 days.  Hypothetical expenses are equal to the annualized six month expense ratio of 0.14% multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Salt Low truBeta™ US Market ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited)

At the organizational meeting of the Board of Trustees (the “Board” or the “Trustees”) of Salt Funds Trust (the “Trust”) held on January 30, 2019 (the “Meeting”), the Board, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), met to discuss, among other things, the organizational resolutions related to the Salt Low truBeta US Market ETF, the proposed initial series of the Trust (the “Fund”). In addition, the Board considered, and voted on, the initial approval of (i) the investment advisory agreement between Salt Financial LLC (the “Adviser”) and the Trust, pursuant to which the Adviser provides investment advisory services to the Fund (the “Advisory Agreement”), and (ii) the investment sub-advisory agreement between Penserra Capital Management LLC (the “Sub-Adviser”) and the Adviser, pursuant to which the Sub- Adviser provides investment sub-advisory services to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

In preparation for the Board’s deliberations, the initial Trustee of the Trust requested, and the Adviser and the Sub-Adviser (each, an “Adviser” and, together, the “Advisers”) provided, such information as the initial Trustee, with advice from legal counsel, deemed reasonably necessary for the Board to evaluate the Agreements. In advance of the Meeting, the Trustees also reviewed the written responses to the Advisers’ 15(c) due diligence questionnaires. During its deliberations, the Board received an oral presentation from each Adviser at the Meeting.

In evaluating each Agreement, the Board reviewed information regarding each Adviser’s personnel, operations, and financial condition. At the Meeting, the Board considered: (1) the nature, extent and quality of the services to be provided to the Fund by each Adviser; (2) the investment performance of each Adviser with respect to a fund with a similar investment strategy and the same portfolio managers; (3) the expected costs of the services to be provided by each Adviser and the expected profitability to each Adviser to be derived from its relationship with the Fund; (4) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (5) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee and/or sub-advisory fee would enable investors to share in the benefits of economies of scale; (6) benefits (such as soft dollars, if any) to be derived by each Adviser and its affiliates from their relationship with the Fund; (7) each Adviser’s reputation, expertise and resources in the financial markets; (8) each Adviser’s investment management personnel; (9) each Adviser’s operations and financial condition; (10) each Adviser’s compliance program; and (11) other factors the Board deemed relevant.

The discussion immediately below outlines in greater detail the materials and information presented to the Board in connection with its consideration and approval of each Agreement, and the conclusions made by the Board at the Meeting when determining to approve each Agreement for an initial two-year term.

Salt Low truBeta™ US Market ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

1. Nature, Extent and Quality of Services. The Board reviewed the nature, quality and extent of the overall services to be provided by each Adviser to the Fund. In particular, the Board considered the responsibilities of each Adviser under the terms of its Agreement. The Board noted that the Sub- Adviser would be responsible for the day-to-day management of the Fund as well as the trading of the Fund’s portfolio securities; whereas, the Adviser would provide oversight of the Sub-Adviser, monitor the Sub-Adviser’s buying and selling of Fund securities, and review the Sub-Adviser’s performance. The Board further considered that the Sub-Adviser would select the Fund’s broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Fund’s underlying index (the “Index”), subject to the supervision of the Adviser and the Board. The Board also recognized that the Adviser had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”), arranging service providers, exploring various sales channels, and assessing the appeal for the Fund’s investment strategy. The Board considered the services provided by the Adviser in the oversight of the Trust’s distributor, administrator, transfer agent, and custodian. The Board also discussed and considered the role of the Adviser as index provider to the Fund. In addition, the Board evaluated the integrity of each Adviser’s personnel, the professional qualifications and experience of the portfolio management team in managing assets, their experiences with each Adviser’s services, and the adequacy of each Adviser’s resources and financial condition. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services expected to be provided to the Fund by each Adviser.

2. Performance. The Board noted that, since the Fund had not yet commenced investment operations, the Fund had no investment performance. The Board considered, however, that each Adviser provides similar advisory and sub-advisory services to the Salt High truBeta US Market ETF (the “High truBeta ETF”), an existing series of ETF Series Solutions, which has a similar investment strategy to the Fund and the same portfolio managers. The Board reviewed the performance of the High truBeta ETF as well as its tracking error relative to its underlying index, which was also developed by the Adviser. The Board considered that although the High truBeta ETF underperformed the S&P 500® Index during the period from the fund’s inception on March 15, 2018 through December 31, 2018, the fund’s tracking error was relatively small. The Board also reviewed the hypothetical back-tested performance of the Index presented in the Meeting materials. The Board then discussed and considered the investment experience, professional background and qualifications of the Fund’s portfolio managers.

Salt Low truBeta™ US Market ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

3. Comparative Fees and Expenses. The Board considered that the Adviser proposed charging a unitary advisory fee of 0.29% to the Fund. The Trustees noted that under the unitary fee structure proposed, the Adviser, and not the Fund, would be responsible for paying many of the expenses necessary to service the Fund, including those of other service providers. In considering the advisory fee and proposed expense ratio, the Board reviewed and considered the fee considering the nature, quality and extent of the services to be provided by the Adviser to the Fund. With respect to the Fund’s proposed advisory fee and estimated total expense ratio, the Board considered how the proposed fee and expense ratio compared to the advisory fees and expense ratios of ETFs with comparable strategies (“peer funds”), noting how differences between fund strategies might impact fees. In particular, the Board noted that the Adviser expects the Fund to have the same advisory fee and expense ratio as the High truBeta ETF (0.29%). The Board noted that the Fund’s proposed unitary advisory fee and expense ratio is within the range of its peer funds’ advisory fees and expense ratios. Based on its review, in the context of its full deliberations, the Board concluded that the Fund’s proposed advisory fees appear to be reasonable in light of the services to be rendered.

The Board also considered the sub-advisory fees to be paid by the Adviser to the Sub-Adviser in light of the nature, quality and extent of the proposed sub-advisory services and in relation to the advisory fees to be paid by the Fund to the Adviser. In comparing the proposed sub-advisory fees and the advisory fees, the Board considered the meaningful differences between the services provided by the Adviser to the Fund and the services provided by the Sub-Adviser. In particular, the Board considered the importance of the Sub-Adviser’s role in making investment recommendations on behalf of the Fund when the Fund tracks a rules-based index. The Board also considered the entrepreneurial and expense risk borne by the Adviser that is associated with the Fund’s unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund has grown to a sufficient size. Based on its review, in the context of its full deliberations, the Board concluded that the Fund’s proposed sub-advisory fees appear to be reasonable in light of the services to be rendered.

4. Costs and Profitability. The Board then considered the estimated profits to be realized by each Adviser in connection with providing services to the Fund. The Board noted that since the Fund had not yet launched, it was difficult to estimate how profitable servicing the Fund would be to the Advisers. The Board, however, reviewed estimated profit and loss information provided by each Adviser with respect to the Fund. In particular, the Board noted the Adviser’s representation of its long-term commitment to the success of the Fund and its unitary fee structure under which it bears the risk that Fund expenses might increase. The Board further considered the costs associated with each Adviser’s personnel, systems and equipment necessary to provide its services to the Fund and to meet the regulatory

Salt Low truBeta™ US Market ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses each Adviser would pay in accordance with its Agreement. Based on its review, in the context of its full deliberations, the Board concluded that each Adviser’s expected profitability with respect to the Fund appears to be reasonable in light of the services to be rendered.

5. Other Benefits. The Board then considered the extent to which either Adviser will derive ancillary benefits from the Fund’s operations. The Board noted that neither Adviser anticipates receiving fall-out benefits for their services to the Fund nor expects to engage in soft dollar transactions. The Board also considered whether the Sub-Adviser’s use of its affiliated broker, Penserra Securities, to execute brokerage transactions for the Fund would be treated as a benefit to the Sub-Adviser. The Board also considered that the Index, which is derived from the Adviser’s intellectual property, will be licensed to the Fund from the Adviser at no cost to the Fund.

6. Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which economies of scale are reflected in the level of fees to be charged. Although the Board acknowledged that a consideration of economies of scale for a Fund that has not launched may be premature, the Board evaluated the Fund’s proposed unitary advisory fee and sub-advisory fee, noting that only the sub-advisory fee included a fee schedule with asset-based breakpoints. The Board noted, however, that the proposed unitary advisory fee for the Fund is low and the Adviser is currently absorbing the upfront costs of fund administration, compliance, data, and index licensing for the Fund. The Board then determined it would continue to monitor for potential economies of scale in the Fund and would consider introducing asset-based advisory fee breakpoints as Fund assets grow.

Conclusion. In approving each Agreement, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve each Agreement for the Fund.

Salt Low truBeta™ US Market ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.salt-funds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.salt-funds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing  the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.salt-funds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.salt-funds.com.

(This Page Intentionally Left Blank.)

Adviser and Index Provider
Salt Financial LLC
20 West 22nd Street, Suite 906
New York, New York 10010

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Compass Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Salt Low truBeta™ US Market ETF
Symbol – LSLT
CUSIP – 79590A107

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Salt Funds Trust

By (Signature and Title)*     /s/Alfred Eskandar
Alfred Eskandar, President (principal executive officer)

Date    September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Alfred Eskandar
Alfred Eskandar, President (principal executive officer)

Date    September 5, 2019

By (Signature and Title)*     /s/Anthony Barchetto
Anthony Barchetto, Treasurer (principal financial officer)

Date    September 5, 2019

* Print the name and title of each signing officer under his or her signature.